UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hawkshaw Capital Management, LLC

Address:  400 Madison Avenue, 14th Floor
          New York, NY 10017


13F File Number:  028-12862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kian Ghazi
Title:  Managing Member
Phone:  212-207-3537


Signature, Place and Date of Signing:


    /s/ Kian Ghazi             New York, New York             May 17, 2010
----------------------     --------------------------     --------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        23

Form 13F Information Table Value Total:  $254,899
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COL 7         COLUMN 8

                                                           VALUE     SHS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MNGRS    SOLE     SHARED  NONE
--------------                --------------  ---------   --------  ---------  ---  ----  ----------  -----  ---------  ------  ----
ABERCROMBIE & FITCH CO        CLASS A         002896207    16,322     357,633   SH           SOLE     NONE     357,633
ANNTAYLOR STORES CORP         COM             036115103     7,458     360,298   SH           SOLE     NONE     360,298
AVIAT NETWORKS INC            COM             05366Y102    10,051   1,515,938   SH           SOLE     NONE   1,515,938
CORE MARK HOLDING CO INC      COM             218681104    10,253     334,946   SH           SOLE     NONE     334,946
CORPORATE EXECUTIVE BRD CO    COM             21988R102     8,539     321,149   SH           SOLE     NONE     321,149
DELL INC                      COM             24702R101    13,641     908,207   SH           SOLE     NONE     908,207
DRAGONWAVE INC                COM             26144M103       647      69,928   SH           SOLE     NONE      69,928
ELECTRONIC ARTS INC           COM             285512109    15,661     839,306   SH           SOLE     NONE     839,306
FIRST SOLAR INC               COM             336433107     1,465      11,942   SH           SOLE     NONE      11,942
FIRST SOLAR INC               COM             336433107    60,417     492,600       PUT      SOLE     NONE     492,600
FROZEN FOOD EXPRESS INDS INC  COM             359360104     7,947   2,037,677   SH           SOLE     NONE   2,037,677
FUEL SYS SOLUTIONS INC        COM             35952W103     1,597      50,000   SH           SOLE     NONE      50,000
FUEL SYS SOLUTIONS INC        COM             35952W103    17,082     534,800       PUT      SOLE     NONE     534,800
IAC INTERACTIVECORP           COM PAR $.001   44919P508     6,309     276,956   SH           SOLE     NONE     276,956
IMAX CORP                     COM             45245E109     3,769     209,492   SH           SOLE     NONE     209,492
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100     6,092     137,184   SH           SOLE     NONE     137,184
MEMC ELECTR MATLS INC         COM             552715104     9,994     651,900   SH           SOLE     NONE     651,900
PAPA JOHNS INTL INC           COM             698813102     2,809     109,247   SH           SOLE     NONE     109,247
SCHOLASTIC CORP               COM             807066105     7,278     259,914   SH           SOLE     NONE     259,914
SONOSITE INC                  COM             83568G104     7,504     233,712   SH           SOLE     NONE     233,712
SPDR GOLD TRUST               GOLD SHS        78463V107     6,560      60,207   SH           SOLE     NONE      60,207
SPDR TR                       UNIT SER 1      78462F103    20,814     177,900       PUT      SOLE     NONE     177,900
UNIVERSAL TECHNICAL INST INC  COM             913915104    12,690     556,104   SH           SOLE     NONE     556,104




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